Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of property, plant and equipment

		Machinery
	Land and	and	Construction-
	Buildings	Equipment	in-progress	2022	2021
	$	$	$	$	$
Cost– Beginning of year	18,859	50,133	24,249	93,241	25,713
Acquisition of Tintic	7,594	5,460	—	13,054	—
Additions	2,265	22,675	4,469	29,409	58,153
Disposals	—	(1,351)	—	(1,351)	(166)
Write-off	(210)	(5,211)	(34)	(5,455)	(4,293)
Other adjustments	(896)	—	—	(896)	2,506
Transfers	—	5,945	(5,945)	—	11,221
Currency translation adjustments	368	2,557	982	3,907	107
Cost – End of year	27,980	80,208	23,721	131,909	93,241

Accumulated depreciation – Beginning of year	2,385	7,144	—	9,529	4,515
Depreciation	2,108	10,761	—	12,869	6,754
Disposal	—	(192)	—	(192)	—
Other adjustments	—	—	—	—	2,496
Write-off	—	(2,687)	—	(2,687)	(4,236)
Currency translation adjustments	(25)	719	—	694	—
Accumulated depreciation – End of year	4,468	15,745	—	20,213	9,529

Cost	27,980	80,208	23,721	131,909	93,241
Accumulated depreciation	(4,468)	(15,745)	—	(20,213)	(9,529)
Net book value	23,512	64,463	23,721	111,696	83,712